ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

October 1, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

Re:	ETF Series Solutions (the “Trust”) File Nos.: 333-179562 and 811-22668

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add a new series, the TFMS HIPS 300 ETF (the “Fund”), is Post-Effective Amendment No. 27 and Amendment No. 28 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

Pursuant to Rule 485(a)(2) of the 1933 Act, the Trust anticipates that this filing will become effective 75 days after filing.  At or before the 75-day effective date, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions or require further information, please contact Michael Barolsky at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
Vice President and Secretary